Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000005587
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%	10.89%	5.22%
C000005589
Average Annual Return [Line Items]
Average Annual Return, Percent	16.34%	11.27%	5.13%
Without Sales Load [Member] | C000199787
Average Annual Return [Line Items]
Average Annual Return, Percent	18.54%	12.45%	6.11%
Without Sales Load [Member] | C000005591
Average Annual Return [Line Items]
Average Annual Return, Percent	17.96%	11.75%	5.36%
Without Sales Load [Member] | C000005590
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%	12.37%	6.03%
Without Sales Load [Member] | C000005587
Average Annual Return [Line Items]
Average Annual Return, Percent	18.18%	12.10%	5.79%
Without Sales Load [Member] | C000005589
Average Annual Return [Line Items]
Average Annual Return, Percent	17.34%	11.27%	5.13%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	11.16%	6.51%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	11.16%	6.51%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	11.16%	6.51%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	11.16%	6.51%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%	11.16%	6.51%
MSCI EMU Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	13.12%	7.43%
MSCI EMU Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	13.12%	7.43%
MSCI EMU Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	13.12%	7.43%
MSCI EMU Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	13.12%	7.43%
MSCI EMU Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	13.12%	7.43%